Debt (Details) € in Thousands, £ in Thousands, ¥ in Millions, $ in Millions																										7 Months Ended	12 Months Ended
	Jun. 28, 2023 USD ($)	Jun. 24, 2023 USD ($)	Jun. 09, 2023 USD ($)	May 11, 2023 USD ($)	Apr. 25, 2023 USD ($)	Mar. 30, 2023 USD ($)	Mar. 28, 2023 USD ($)	Mar. 23, 2023 USD ($)	Mar. 10, 2023 USD ($)	Feb. 25, 2023 USD ($)	Feb. 22, 2023 USD ($)	Feb. 09, 2023 USD ($)	Dec. 09, 2022 USD ($)	Nov. 21, 2022 USD ($)	Nov. 14, 2022 USD ($)	Sep. 27, 2022 USD ($)	Sep. 23, 2022 USD ($)	Sep. 21, 2022 USD ($)	Sep. 09, 2022 USD ($)	Aug. 24, 2022 USD ($)	Aug. 15, 2022 USD ($)	Jun. 07, 2022 USD ($)	May 17, 2022 USD ($)	Mar. 24, 2022 USD ($)	Mar. 15, 2022 USD ($)	Dec. 31, 2022	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 28, 2023 GBP (£)	Jun. 28, 2023 JPY (¥)	Jun. 24, 2023 GBP (£)	Jun. 24, 2023 JPY (¥)	Apr. 25, 2023 CNY (¥)	Mar. 30, 2023 CNY (¥)	Mar. 28, 2023 JPY (¥)	Mar. 28, 2023 HKD ($)	Mar. 23, 2023 CNY (¥)	Nov. 21, 2022 GBP (£)	Nov. 21, 2022 EUR (€)	Sep. 27, 2022 GBP (£)	Sep. 27, 2022 JPY (¥)	Sep. 23, 2022 CNY (¥)	Sep. 21, 2022 CNY (¥)
Debt [Line Items]
Short term borrowings	$ 1,000,000	$ 1,000,000	$ 1,100,000	$ 1,300,000	$ 1,900,000	$ 2,200,000	$ 1,500,000	$ 2,000,000	$ 1,200,000	$ 3,200,000		$ 1,300,000	$ 1,200,000	$ 1,000,000	$ 1,000,000	$ 1,200,000	$ 2,300,000	$ 2,000,000	$ 1,200,000	$ 3,000,000	$ 1,300,000	$ 1,300,000	$ 1,300,000	$ 2,300,000	$ 2,700,000				£ 800		£ 820		¥ 13.9	¥ 16.1		$ 11.8	¥ 13.9		€ 970	£ 920		¥ 16.1	¥ 13.9
Loan maturity date	Jun. 27, 2024	Jun. 21, 2023	Sep. 05, 2023	Aug. 08, 2023	Oct. 20, 2023	Sep. 26, 2023	Mar. 27, 2024	Sep. 17, 2023	Jun. 07, 2023	Aug. 22, 2022	Aug. 18, 2023	May 09, 2023	Mar. 08, 2023	Nov. 21, 2023	Feb. 08, 2023	Sep. 27, 2023	Mar. 22, 2023	Mar. 20, 2023	Dec. 07, 2022	Feb. 19, 2023	Nov. 09, 2022	Sep. 05, 2022	Aug. 12, 2022	Sep. 20, 2022	Sep. 13, 2022
Effective interest rate	6.02%	1.91%	5.52%	5.56%	2.85%	4.64%	3.02%	4.64%	4.95%	1.90%	5.69%	5.11%	4.81%	2.58%	5.20%	4.51%	4.64%	4.64%	3.19%	4.00%	3.10%	2.15%	2.10%	4.20%	4.20%	3.60%			6.02%	6.02%	1.91%	1.91%	2.85%	4.64%	3.02%	3.02%	4.64%	2.58%	2.58%	4.51%	4.51%	4.64%	4.64%
short-term loan											$ 2,750,000																$ 14,022,523	$ 11,760,387
Pledged deposits	$ 1,000,000	$ 1,000,000					$ 1,480,000							$ 1,030,000.00		$ 1,060,000.00														¥ 144,000,000		¥ 136,300,000			¥ 196,800,000			£ 840			¥ 144,700,000
Related parties incurred loan origination fee to be paid																											292,998	142,430
Deferred financing cost																											215,370	197,366
Interest expense																											530,568	293,102
Short term maturity date, description																										November 2022 to March 2023
Outstanding balance																											0
Interest expense on third-party																											567,915	356,624
Related Party [Member]
Debt [Line Items]
Interest expense on third-party																											$ 8,592	$ 33,391